Financial Risk Management (Details 1) - INR (₨) ₨ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial risk management [Line Items]
Trade receivables	[1]	₨ 9,631,400	₨ 10,003,960
Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		9,631,400	10,003,960
More than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		1,618,084	1,215,053
Less than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		₨ 8,013,316	₨ 8,788,907

[1]	Trade receivables as of March 31, 2020 and March 31, 2019 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.